Summary of Significant Accounting Policies (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Offering Costs
Deferred offering costs	$ 1,985,000
Advertising costs
Advertising costs	$ 184,000	$ 116,000	$ 73,000
Intellectual property
Identifiable Intangible Assets
Estimated useful lives	10 years
Developed technology
Identifiable Intangible Assets
Estimated useful lives	5 years
Technology and development in service capitalization and amortization period	3 years